Inventories	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 6 - Inventories

Note 6 – Inventories

As at December 31
2018	2017
$ millions	$ millions

Finished products	772	709
Work in progress	258	269
Raw materials	216	212
Spare parts	143	142
Total inventories	1,389	1,332
Less – non-current inventories. mainly raw materials (presented in non-current assets)	99	106
Current inventories	1,290	1,226